Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Reportable Segment and Line of Business - Summary of Combined Statement of Operations Information of the Net Assets Sold (Detail) - Eagle Materials [Member] - France [member]
$ in Millions
12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure Of Discontinued Operations And Disposal Groups [line items]
Net sales	$ 86
Operating costs and expenses	(71)
Operating earnings (losses) before other expenses, net	$ 15